Long-term incentive plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Long-term incentive plan
Schedule of changes in outstanding LTIP notional units

	Units	Grant Date Weighted-Average Price per Unit
Outstanding at December 31, 2011	485,781	$11.49
Granted	209,009	$14.65
Additional shares from dividends	8,172	$12.02
Vested	(231,687)	$10.10

Outstanding at March 31, 2012	471,275	$13.81

	Units	Grant Date Weighted-Average Fair Value per Unit
Outstanding at December 31, 2008	263,592	$9.76
Granted	267,408	5.76
Additional shares from dividends	49,540	7.80
Vested and redeemed	(109,260)	9.71

Outstanding at December 31, 2009	471,280	7.30
Granted	305,112	13.29
Additional shares from dividends	46,854	9.54
Vested and redeemed	(222,265)	7.94

Outstanding at December 31, 2010	600,981	10.28
Granted	216,110	14.02
Additional shares from dividends	36,204	11.04
Forfeitures	(103,991)	11.55
Vested and redeemed	(263,523)	9.40

Outstanding at December 31, 2011	485,781	$11.49

Schedule of assumptions for calculation of simulated total shareholder return under the Monte Carlo model

	March 31, 2012	December 31, 2011
Weighted average risk free rate of return	0.19 – 0.51%	0.15 – 0.28%
Dividend yield	8.30%	7.90%
Expected volatility—Company	22.2%	22.2%
Expected volatility—peer companies	17.1 – 112.8%	17.3 – 112.9%
Weighted average remaining measurement period	1.92 years	0.87 years

	Year ended December 31, 2011	Year ended December 31, 2010
Weighted average risk free rate of return	0.15 – 0.28%	0.71%
Dividend yield	7.90%	9.39%
Expected volatility – Company	22.2%	40.0%
Expected volatility – peer companies	17.3 – 112.9%	25.0 – 55.0%
Weighted average remaining measurement period	0.87 years	1.43 years